UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

James M. Odland, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7215
Date of fiscal year end: October 31
Date of reporting period: April 30, 2006

Item 1. Report to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2006

THRIVENT FINANCIAL
SECURITIES LENDING TRUST

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of one year or less.

During the six-month period ended April 30, 2006, the Federal Open Market Committee (FOMC) continued its tightening pattern by raising the fed funds rate at each FOMC meeting. The Trust’s weighted-average maturity was kept shorter than the peer group during the period to produce a yield that matched or exceeded the federal funds target rate throughout the period. We remain cognizant of the need to achieve a flexible yield, and will continue to manage the Trust with the liquidity necessary to thrive under both expected and unexpected interest rate changes in the federal funds target rate.

THRIVENT FINANCIAL SECURITIES LENDING TRUST FUND
AS OF APRIL 30, 2006*

7-Day Yield	4.83%

7-Day Effective Yield	4.94%

Average Annual Total Returns**

		Since Inception,
For the Period Ended April 30, 2006	1-Year	9/16/2004

Total Return	3.95%	3.33%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

** Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing.
Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing cost, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period*	Expense
	11/1/2005	4/30/2006	11/1/2005 - 4/30/2006	Ratio

Thrivent Financial Securities Lending Trust

Actual	$ 1,000	$ 1,022	$ 0.25	0.05%
Hypothetical**	$ 1,000	$ 1,024	$ 0.25	0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.

** Assuming 5% total return before expenses

	SCHEDULE OF INVESTMENTS

	AS OF APRIL 30, 2006 (UNAUDITED)

	Thrivent Financial Securities Lending Trust(a)

Principal		Interest	Maturity
Amount	Certificates of Deposit – (2.2%)	Rate(b)	Date	Value

$14,400,000	BNP Paribas Chicago	4.790%	12/27/2006	$14,400,000
25,000,000	Depfa Bank plc NY	4.650	5/2/2006	25,000,000
10,000,000	Depfa Bank plc NY	4.970	6/19/2006	10,000,000
5,640,000	Depfa Bank plc NY	4.515	10/17/2006	5,640,000
17,310,000	Dexia Bank NY	4.525	11/17/2006	17,286,028
14,730,000	Royal Bank of Canada NY	4.750	12/4/2006	14,730,000

	Total Certificates of Deposit			$87,056,028

Principal		Interest	Maturity
Amount	Commercial Paper – (67.0%)	Rate(b)	Date	Value

Asset-Backed Commercial Paper – (2.3%)
$45,000,000	GOVCO, Inc.	4.820%	5/1/2006	$45,000,000
27,000,000	GOVCO, Inc.	4.675	5/18/2006	26,940,394
15,000,000	GOVCO, Inc.	4.720	5/25/2006	14,952,800
5,000,000	GOVCO, Inc.	4.810	6/12/2006	4,971,942

	Total Asset-Backed Commercial Paper			91,865,136

Banking-Domestic – (6.0%)
30,000,000	Credit Suisse First Boston NY	4.860	5/19/2006	29,927,100
20,000,000	Credit Suisse First Boston NY	4.880	5/22/2006	19,943,067
25,000,000	Louis Dreyfus Corporation	4.790	5/11/2006	24,966,736
25,000,000	Louis Dreyfus Corporation	4.905	5/24/2006	24,921,656
10,000,000	Louis Dreyfus Corporation	4.940	5/31/2006	9,958,833
17,500,000	Louis Dreyfus Corporation	4.980	6/27/2006	17,362,012
50,000,000	Rabobank USA Finance Corporation	4.840	5/1/2006	50,000,000
2,400,000	Rabobank USA Finance Corporation	4.800	5/15/2006	2,395,520
4,863,000	Societe Generale NA	4.820	5/5/2006	4,860,396
27,500,000	Stadshypotek Delaware, Inc.	4.820	5/16/2006	27,445,187
4,375,000	Steamboat Funding Corporation	4.880	5/10/2006	4,369,750
25,000,000	UBS Finance Corporation, LLC	4.775	5/10/2006	24,970,156

	Total Banking-Domestic			241,120,413

Banking-Foreign – (0.4%)
3,500,000	Bank of Ireland	4.800	5/8/2006	3,496,733
2,450,000	Bank of Ireland	4.820	6/9/2006	2,437,207

	SCHEDULE OF INVESTMENTS - CONTINUED

	AS OF APRIL 30, 2006 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (67.0%)	Rate(b)	Date	Value

$7,600,000	HBOS Treasury Services plc	4.820%	6/13/2006	$7,556,245
1,200,000	HBOS Treasury Services plc	4.900	6/14/2006	1,192,813
2,525,000	HBOS Treasury Services plc	4.930	6/15/2006	2,509,534

	Total Banking-Foreign			17,192,532

Brokerage – (3.3%)
30,000,000	Citigroup Funding, Inc.	4.810	5/1/2006	30,000,000
25,000,000	Citigroup Funding, Inc.	4.760	5/4/2006	24,990,083
30,000,000	Citigroup Funding, Inc.	4.760	5/8/2006	29,972,233
18,765,000	Merrill Lynch & Company, Inc.	4.780	5/8/2006	18,747,559
30,000,000	Morgan Stanley Dean Witter & Company	4.830	5/5/2006	29,983,900

	Total Brokerage			133,693,775

Capital Goods – (0.2%)
7,000,000	General Electric Capital Corporation	4.750	5/9/2006	6,992,611

	Total Capital Goods			6,992,611

Consumer Cyclical – (5.7%)
5,483,000	Golden Funding, Corporation	4.770	5/1/2006	5,483,000
25,214,000	Golden Funding, Corporation	4.820	5/12/2006	25,176,865
22,439,000	Golden Funding, Corporation	4.840	5/15/2006	22,396,765
15,237,000	Golden Funding, Corporation	4.780	5/16/2006	15,206,653
11,532,000	Golden Funding, Corporation	4.850	5/17/2006	11,507,142
30,000,000	Toyota Financial Services de Puerto Rico, Inc.	4.750	5/9/2006	29,968,333
30,000,000	Toyota Financial Services de Puerto Rico, Inc.	4.750	5/10/2006	29,964,375
30,000,000	Toyota Financial Services de Puerto Rico, Inc.	4.760	5/11/2006	29,960,333
5,000,000	Toyota Financial Services de Puerto Rico, Inc.	5.110	3/30/2007	5,000,000
55,000,000	Toyota Motor Credit Corporation	4.835	5/19/2006	54,867,042

	Total Consumer Cyclical			229,530,508

Consumer Non-Cyclical – (1.4%)
17,165,000	Cargill Global Funding plc	4.800	5/1/2006	17,165,000
22,000,000	Cargill Global Funding plc	4.850	5/2/2006	21,997,036
17,600,000	McCormick & Company	4.800	5/1/2006	17,600,000

	Total Consumer Non-Cyclical			56,762,036

Education – (3.0%)
14,866,000	Duke University	4.610	5/1/2006	14,866,000
25,000,000	Duke University	4.781	5/4/2006	24,990,041
25,000,000	Northwestern University	4.780	5/5/2006	24,986,722
54,950,000	Yale University	4.780	5/1/2006	54,950,000

	Total Education			119,792,763

	SCHEDULE OF INVESTMENTS - CONTINUED

	AS OF APRIL 30, 2006 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (67.0%)	Rate(b)	Date	Value

Energy – (1.3%)
$50,000,000	Total Capital SA	4.830%	5/1/2006	$50,000,000
2,000,000	Total Capital SA	4.950	5/24/2006	1,993,675

	Total Energy			51,993,675

Finance – (39.0%)
15,000,000	Amsterdam Funding Corporation	4.860	5/15/2006	14,971,650
4,500,000	Amsterdam Funding Corporation	4.830	5/24/2006	4,486,114
18,750,000	Amsterdam Funding Corporation	4.900	6/12/2006	18,642,812
30,000,000	Barton Capital Corporation	4.760	5/3/2006	29,992,067
25,000,000	Barton Capital Corporation	4.760	5/9/2006	24,973,556
25,355,000	Barton Capital Corporation	4.750	5/15/2006	25,308,164
20,000,000	Barton Capital Corporation	4.810	5/18/2006	19,954,572
25,000,000	Barton Capital Corporation	4.880	5/22/2006	24,928,833
25,000,000	Bryant Park Funding, LLC	4.800	5/11/2006	24,966,667
7,000,000	Bryant Park Funding, LLC	4.840	5/16/2006	6,985,883
24,606,000	Bryant Park Funding, LLC	4.840	6/15/2006	24,457,134
5,269,000	Bryant Park Funding, LLC	4.860	6/23/2006	5,231,300
16,224,000	Chariot Funding, LLC	4.750	5/3/2006	16,219,719
20,000,000	Chariot Funding, LLC	4.770	5/12/2006	19,970,850
9,341,000	Chariot Funding, LLC	4.840	5/15/2006	9,323,418
14,243,000	Chariot Funding, LLC	4.850	5/16/2006	14,214,217
17,398,000	Chariot Funding, LLC	4.900	5/17/2006	17,360,311
20,000,000	Chariot Funding, LLC	4.880	5/18/2006	19,953,911
14,000,000	Cintas Corporation	4.770	5/8/2006	13,987,015
14,000,000	Cintas Corporation	4.780	5/9/2006	13,985,129
25,000,000	Cintas Corporation	4.810	5/12/2006	24,963,257
6,000,000	Corporate Asset Finance Company, Inc.	4.930	6/13/2006	5,964,668
5,000,000	Corporate Receivables Corporation
	Funding, LLC	4.880	5/26/2006	4,983,160
25,000,000	Corporate Receivables Corporation
	Funding, LLC	4.885	5/31/2006	24,898,229
25,000,000	Corporate Receivables Corporation
	Funding, LLC	4.940	6/14/2006	24,849,056
25,000,000	Edison Asset Securitization, LLC	4.770	5/9/2006	24,973,500
3,780,000	Edison Asset Securitization, LLC	4.920	6/26/2006	3,751,070
13,731,000	Falcon Asset Securitization Corporation	4.820	5/12/2006	13,710,777
11,132,000	Falcon Asset Securitization Corporation	4.850	5/17/2006	11,108,004
30,000,000	Falcon Asset Securitization Corporation	4.900	5/22/2006	29,914,250
30,000,000	Falcon Asset Securitization Corporation	4.900	5/23/2006	29,910,167
30,000,000	Falcon Asset Securitization Corporation	4.960	5/31/2006	29,876,000
10,500,000	Fountain Square Commercial Funding
	Corporation	4.750	5/15/2006	10,480,604

	SCHEDULE OF INVESTMENTS - CONTINUED

	AS OF APRIL 30, 2006 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (67.0%)	Rate(b)	Date	Value

$23,000,000	Fountain Square Commercial Funding
	Corporation	4.840%	6/16/2006	$22,857,758
10,000,000	Fountain Square Commercial Funding
	Corporation	5.000	7/5/2006	9,909,722
25,000,000	Galaxy Funding, Inc.	4.805	5/17/2006	24,946,611
20,000,000	Galaxy Funding, Inc.	4.805	5/18/2006	19,954,619
10,774,000	General Electric Capital Corporation	4.630	10/24/2006	10,530,125
25,000,000	Grampian Funding, LLC	4.780	5/2/2006	24,996,680
25,000,000	Grampian Funding, LLC	4.770	5/5/2006	24,986,750
30,000,000	Jupiter Securitization Corporation	4.850	5/17/2006	29,935,333
19,295,000	Jupiter Securitization Corporation	4.700	5/22/2006	19,242,100
25,000,000	Jupiter Securitization Corporation	4.930	5/26/2006	24,914,410
16,242,000	Jupiter Securitization Corporation	4.960	5/31/2006	16,174,866
7,837,000	Kitty Hawk Funding Corporation	4.850	5/15/2006	7,822,219
35,000,000	Kitty Hawk Funding Corporation	4.850	5/16/2006	34,929,312
23,000,000	Kitty Hawk Funding Corporation	4.900	5/17/2006	22,949,911
20,000,000	Kitty Hawk Funding Corporation	4.780	5/18/2006	19,954,856
10,000,000	Kitty Hawk Funding Corporation	4.910	5/24/2006	9,968,631
5,400,000	Kitty Hawk Funding Corporation	4.955	5/26/2006	5,381,512
25,000,000	Nieuw Amsterdam Receivables Corporation	4.780	5/4/2006	24,990,042
16,316,000	Nieuw Amsterdam Receivables Corporation	4.780	5/5/2006	16,307,334
25,999,000	Nieuw Amsterdam Receivables Corporation	4.820	6/15/2006	25,842,356
13,546,000	Nieuw Amsterdam Receivables Corporation	4.650	7/31/2006	13,386,778
21,500,000	Old Line Funding Corporation	4.805	5/16/2006	21,456,955
2,902,000	Old Line Funding Corporation	4.950	6/5/2006	2,888,034
25,000,000	Old Line Funding Corporation	4.930	6/15/2006	24,845,937
8,061,000	Old Line Funding, LLC	4.740	5/1/2006	8,061,000
23,113,000	Old Line Funding, LLC	4.740	5/10/2006	23,085,611
28,000,000	Old Line Funding, LLC	4.825	5/22/2006	27,921,192
4,231,000	Park Avenue Receivables Corporation	4.800	5/1/2006	4,231,000
25,000,000	Park Avenue Receivables Corporation	4.770	5/2/2006	24,996,688
2,250,000	Park Avenue Receivables Corporation	4.850	5/12/2006	2,246,969
5,450,000	Park Avenue Receivables Corporation	4.850	5/17/2006	5,438,252
30,000,000	Park Avenue Receivables Corporation	4.900	5/22/2006	29,914,250
11,175,000	Ranger Funding Company	4.840	5/15/2006	11,153,966
3,495,000	Sheffield Receivables Corporation	4.850	5/1/2006	3,495,000
24,395,000	Sheffield Receivables Corporation	4.920	5/12/2006	24,358,326
30,000,000	Sheffield Receivables Corporation	4.935	5/25/2006	29,901,300
25,000,000	Sheffield Receivables Corporation	4.960	5/26/2006	24,913,889
30,000,000	Solitaire Funding, LLC	4.780	5/10/2006	29,964,150
10,000,000	Solitaire Funding, LLC	4.660	5/12/2006	9,985,761
30,000,000	Solitaire Funding, LLC	4.890	5/23/2006	29,912,092
7,948,000	Thames Asset Global Securitization, Inc.	4.780	5/8/2006	7,940,613
10,000,000	Thames Asset Global Securitization, Inc.	4.850	5/15/2006	9,981,139
27,000,000	Thames Asset Global Securitization, Inc.	4.900	5/30/2006	26,893,425
12,700,000	Thames Asset Global Securitization, Inc.	4.800	6/7/2006	12,637,450

	SCHEDULE OF INVESTMENTS - CONTINUED

	AS OF APRIL 30, 2006 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (67.0%)	Rate(b)	Date	Value

$7,045,000	Three Pillars, Inc.	4.910%	5/17/2006	$7,029,626
30,000,000	Three Pillars, Inc.	4.930	5/24/2006	29,905,508
25,000,000	Thunder Bay Funding, LLC	4.750	5/10/2006	24,970,312
15,280,000	Thunder Bay Funding, LLC	4.750	5/11/2006	15,259,839
14,500,000	Thunder Bay Funding, LLC	4.800	5/15/2006	14,472,933
25,262,000	Thunder Bay Funding, LLC	4.820	6/14/2006	25,113,179
6,083,000	Triple A-1 Funding Corporation	4.900	5/17/2006	6,069,753
10,000,000	Tulip Funding Corporation	4.790	5/2/2006	9,998,670
30,000,000	Tulip Funding Corporation	4.960	5/31/2006	29,876,000
10,789,000	Yorktown Capital, LLC	4.960	5/23/2006	10,756,297

	Total Finance			1,568,953,105

Insurance – (3.0%)
25,000,000	Aquinas Funding, LLC	4.890	5/23/2006	24,925,292
1,500,000	Curzon Funding, LLC	4.920	6/13/2006	1,491,292
5,000,000	Curzon Funding, LLC	4.915	6/29/2006	4,959,724
25,000,000	Swiss Reinsurance Company	4.840	5/5/2006	24,986,556
25,000,000	Swiss Reinsurance Company	4.645	5/10/2006	24,970,969
25,000,000	Swiss Reinsurance Company	4.900	5/24/2006	24,921,736
13,970,000	Swiss Reinsurance Company	4.635	10/20/2006	13,660,634

	Total Insurance			119,916,203

U.S. Municipal – (1.4%)
10,656,000	Alaska Housing Finance Corporation	4.781	5/3/2006	10,653,170
15,000,000	Alaska Housing Finance Corporation	4.790	5/9/2006	14,984,033
30,524,000	Alaska Housing Finance Corporation	4.800	5/11/2006	30,483,298

	Total U.S. Municipal			56,120,501

	Total Commercial Paper			$2,693,933,258

Shares or
Principal		Interest	Maturity
Amount	Other – (6.8%)	Rate(b)	Date	Value

Time Deposits – (5.0%)
$100,000,000	Svenska Handlesbanke, Inc.	4.875%	5/1/2006	$100,000,000
100,000,000	Societe Generale	4.850	5/1/2006	100,000,000

	Time Deposits			200,000,000

Mutual Funds – (1.8%)
61,085,000	Barclays Prime Money Market Fund	4.790	N/A	61,085,000
12,065,000	Morgan Stanley Institutional Liquidity Fund	4.760	N/A	12,065,000

	SCHEDULE OF INVESTMENTS - CONTINUED

	AS OF APRIL 30, 2006 (UNAUDITED)
Shares or
Principal		Interest	Maturity
Amount	Other – (6.8%)	Rate(b)	Date	Value

1,078,663	Reserve Primary Fund	4.740%	N/A	$1,078,663

	Total Mutual Funds			74,228,663

	Total Other			$274,228,663

Principal		Interest	Maturity
Amount	Public Corporate – (1.0%)	Rate(b)	Date	Value

Banking-Domestic – (0.8%)
$22,890,000	Citigroup, Inc.	5.750%	5/10/2006	$22,896,701
5,000,000	Citigroup, Inc.	5.500	8/9/2006	5,010,121
3,735,000	MBNA Corporation	6.250	1/17/2007	3,773,203

	Total Banking-Domestic			31,680,025

Brokerage – (0.1%)
5,175,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	5,234,084

	Total Brokerage			5,234,084

Finance – (0.1%)
5,580,000	Household Finance Corporation	7.200	7/15/2006	5,611,457

	Total Finance			5,611,457

	Total Public Corporate			$42,525,566

Principal		Interest	Maturity
Amount	U.S. Government – (0.3%)	Rate(b)	Date	Value

$5,370,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$5,370,000
5,800,000	Federal National Mortgage Association	4.050	8/14/2006	5,800,000

	Total U.S. Government			$11,170,000

Principal		Interest	Maturity
Amount	Variable Rate Notes – (22.9%)(c)	Rate(b)	Date	Value

Banking-Domestic – (9.6%)
$20,000,000	Bank of America Corporation	4.800%	5/8/2006	$20,000,000
30,000,000	Bank of America Corporation	4.810	5/10/2006	30,000,000
30,000,000	Bank of America Corporation	4.810	6/7/2006	30,000,000
25,000,000	Bank of New York Company, Inc.	4.839	5/10/2006	24,999,968
17,000,000	Barclays Bank plc NY	4.763	5/30/2006	16,996,600

	SCHEDULE OF INVESTMENTS - CONTINUED

	AS OF APRIL 30, 2006 (UNAUDITED)

Principal		Interest	Maturity
Amount	Variable Rate Notes – (22.9%)(c)	Rate(b)	Date	Value

$10,000,000	Dexia Credit Local NY	4.770%	5/5/2006	$9,998,472
30,000,000	Dexia Credit Local NY	4.766	6/5/2006	29,998,030
50,000,000	Fifth Third Bancorp	4.930	5/23/2006	50,000,000
37,920,000	HSBC USA, Inc.	4.890	5/15/2006	37,920,000
34,000,000	Royal Bank of Canada NY	4.796	6/1/2006	34,000,000
25,000,000	Royal Bank of Scotland NY	4.750	5/5/2006	24,998,235
25,000,000	Royal Bank of Scotland NY	4.885	5/22/2006	24,997,681
18,670,000	US Bank NA	4.754	5/30/2006	18,668,470
34,000,000	Wells Fargo & Company	4.980	6/12/2006	34,005,368

	Total Banking-Domestic			386,582,824

Banking-Foreign – (3.2%)
21,960,000	Bank of Ireland	4.893	5/20/2006	21,960,000
25,000,000	BNP Paribas SA	4.940	5/26/2006	25,000,000
37,500,000	HBOS Treasury Services plc	4.960	6/30/2006	37,498,744
20,000,000	Royal Bank of Scotland plc	4.919	5/22/2006	20,000,000
25,000,000	Societe Generale	4.796	6/2/2006	25,000,000

	Total Banking-Foreign			129,458,744

Brokerage – (3.2%)
25,000,000	Goldman Sachs Group, Inc.	4.929	5/25/2006	25,000,000
25,000,000	Goldman Sachs Group, Inc.	4.869	6/1/2006	25,004,343
20,000,000	Merrill Lynch & Company, Inc.	4.880	5/5/2006	20,000,204
15,000,000	Merrill Lynch & Company, Inc.	5.052	5/11/2006	15,026,359
20,000,000	Merrill Lynch & Company, Inc.	4.860	5/25/2006	20,001,235
25,000,000	Morgan Stanley	4.870	5/1/2006	25,000,000

	Total Brokerage			130,032,141

Consumer Cyclical – (1.7%)
25,000,000	American Honda Finance Corporation	4.850	6/13/2006	25,000,000
18,000,000	American Honda Finance Corporation	4.983	7/10/2006	17,999,641
25,000,000	Toyota Motor Credit Corporation	4.769	5/10/2006	24,999,842

	Total Consumer Cyclical			67,999,483

Finance – (2.4%)
25,000,000	Citigroup Global Markets Holdings, Inc.	5.235	7/25/2006	25,009,544
4,000,000	General Electric Capital Corporation	4.960	5/1/2006	4,000,907
40,000,000	General Electric Capital Corporation	4.949	5/9/2006	40,050,682
25,000,000	Union Hamilton Special Funding, LLC	4.930	6/21/2006	25,000,000

	Total Finance			94,061,133

SCHEDULE OF INVESTMENTS - CONTINUED

AS OF APRIL 30, 2006 (UNAUDITED)

Principal	Interest		Maturity
Amount	Variable Rate Notes – (22.9%)(c)	Rate(b)	Date	Value

Insurance – (0.6%)
$25,000,000	MBIA Global Funding, LLC	4.840%	5/15/2006	$25,000,000

	Total Insurance			25,000,000

U.S. Government – (0.8%)
30,000,000	Federal National Mortgage Association	4.810	5/1/2006	29,994,048

	Total U.S. Government			29,994,048

U.S. Municipal – (1.4%)
11,175,000	BRCH Corporation	4.920	5/3/2006	11,175,000
45,000,000	Texas State Public Finance Authority Revenue
	Bonds	4.870	5/3/2006	45,000,000

	Total U.S. Municipal			56,175,000

	Total Variable Rate Notes			$919,303,373

	Total Investments
	(at amortized cost)100.2%			$4,028,216,888

	Other Assets and Liabilities, Net	(0.2%)		(8,434,728)

	Total Net Assets 100.0%			$4,019,782,160

(a) The categories of investments are shown as a percentage of total net assets.

(b) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) The cost for federal income tax purposes is $4,028,216,888.

The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2006 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Assets
Investments at cost	$4,028,216,888
Investments at value	4,028,216,888
Cash	1,858
Dividend and interest receivable	6,374,772
Prepaid expenses	25,940

Total Assets	4,034,619,458

Liabilities
Distributions payable	14,680,043
Accrued expenses	28,576
Payable to affiliate	128,679

Total Liabilities	14,837,298

Net Assets
Trust Capital (beneficial interest)	4,019,783,763
Accumulated undistributed net realized loss on
investments and foreign currency transactions	(1,603)

Total Net Assets	$4,019,782,160

Net Assets	$4,019,782,160
Shares of beneficial interest outstanding	4,019,783,763
Net asset value per share	$1.00

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Investment Income
Dividends	$2,138,341
Taxable interest	87,602,163

Total Investment Income	89,740,504

Expenses
Adviser fee	902,548
Accounting and pricing fees	27,121
Audit and legal fees	11,697
Custody fees	42,893
Insurance expense	35,648
Printing and postage fees	480
Transfer agent fees	29,230
Trustees’ fees	1,589
Other expenses	10,620

Total Expenses Before Reimbursement	1,061,826

Less:
Reimbursement from adviser	(57,823)
Custody earnings credit	(1,171)

Total Net Expenses	1,002,832

Net Investment Income	88,737,672

Realized and Unrealized Loss on Investments
Net realized loss on investments	(1,601)

Net Realized and Unrealized Loss on Investments	(1,601)

Net Increase in Net Assets Resulting From Operations	$88,736,071

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

For the periods ended	4/30/2006	10/31/2005
	(unaudited)

Operations
Net investment income	$88,737,672	$116,407,705
Net realized gain/(loss) on investments	(1,601)	77

Net Increase in Net Assets Resulting
From Operations	88,736,071	116,407,782

Distributions to Shareholders
From net investment income	(88,737,672)	(116,407,707)
From net realized gains	0	(5,639)

Total Distributions to Shareholders	(88,737,672)	(116,413,346)

Capital Stock Transactions	155,176,501	(77,734,437)

Net Increase in Net Assets	155,174,900	(77,740,001)

Net Assets Beginning of Period	3,864,607,260	3,942,347,261

Net Assets End of Period	$4,019,782,160	$3,864,607,260

The accompanying notes to the financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2006 (UNAUDITED)

Thrivent Financial Securities Lending Trust

A. Organization

Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 4, 2004, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are from affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the net asset value at the close of each business day.

Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Fees Paid Indirectly – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at April 30, 2006.

C. Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.045% of the average daily net assets of the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Thrivent Mutual Funds based on their choice.

Trustees not participating in the above plan received $730 in fees from the Trust for the six months ended April 30, 2006. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets.

D. Federal Income Tax Information

During the six months ended April 30, 2006, and the year ended October 31, 2005, Thrivent Securities Lending Trust distributed $88,737,672 and $116,413,346 from ordinary income, respectively.

E. Trust Transactions
Transactions in trust shares were as follows:

	Shares	Amount

For the Six Months Ended April 30, 2006
Sold	9,394,022,622	$9,394,022,622
Redeemed	(9,238,846,121)	(9,238,846,121)

Net Change	155,176,501	$155,176,501

For the Year Ended October 31, 2005
Sold	21,908,591,039	$21,908,591,039
Redeemed	(21,986,325,476)	(21,986,325,476)

Net Change	(77,734,437)	$(77,734,437)

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

	Six
	Months Ended
	4/30/2006	Year Ended	Period Ended
	(unaudited)	10/31/2005	10/31/2004 (e)

Net asset value: Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02	0.03	0.00
Net realized and unrealized gain/(loss) on
investments (b)	--	--	--

Total from Investment Operations	0.02	0.03	0.00

Distributions from:
Net investment income	(0.02)	(0.03)	0.00

Total Distributions	(0.02)	(0.03)	0.00

Net asset value: End of Period	$1.00	$1.00	$1.00

Total return (c)	2.21%	2.91%	0.22%
Net assets: end of period (in millions)	$4,019.8	$3,864.6	$3,942.3
Ratio of expenses to average net assets (d)	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets (d)	4.42%	2.89%	1.80%
Portfolio turnover rate	N/A	N/A	N/A

If the Fund had paid all its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets (d)	4.42%	2.89%	1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

(e) Since Fund inception, September 16, 2004.

The accompanying notes to the financial statements are an integral part of this schedule.

ADDITIONAL INFORMATION

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-202-551-8090.

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 29, 2006	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 29, 2006	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: June 29, 2006	By:/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer